Investment Contract Liabilities - Investment Contract Liabilities Measured at Amortized Cost, By Reporting Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Investment contract liabilities	$ 14,137	$ 13,498
Amortized cost
Disclosure of financial liabilities [line items]
Investment contract liabilities	13,229	12,690	$ 11,067
Amortized cost | Asia
Disclosure of financial liabilities [line items]
Investment contract liabilities	229	325
Amortized cost | Canada
Disclosure of financial liabilities [line items]
Investment contract liabilities	7,320	7,571
Amortized cost | U.S.
Disclosure of financial liabilities [line items]
Investment contract liabilities	1,240	1,406
Amortized cost | Global WAM
Disclosure of financial liabilities [line items]
Investment contract liabilities	4,440	3,388
Fair value
Disclosure of financial liabilities [line items]
Investment contract liabilities	13,551	12,795
Fair value | Asia
Disclosure of financial liabilities [line items]
Investment contract liabilities	222	315
Fair value | Canada
Disclosure of financial liabilities [line items]
Investment contract liabilities	7,287	7,548
Fair value | U.S.
Disclosure of financial liabilities [line items]
Investment contract liabilities	1,235	1,375
Fair value | Global WAM
Disclosure of financial liabilities [line items]
Investment contract liabilities	$ 4,807	$ 3,557